Income Tax - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of income taxes [line items]
Taxable temporary differences associated with the investments in subsidiaries for which no deferred tax liabilities recognized	$ 63,587,785	$ 2,027,025	$ 60,866,800
Subsidiaries [member] | China [member]
Disclosure of income taxes [line items]
Reduction tax rate	15.00%